Label	Element	Value
Dreyfus Research Long/Short Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0001247088_SupplementTextBlock	October 1, 2015 DREYFUS MANAGER FUNDS I - Dreyfus Research Long/Short Equity Fund Supplement to Summary and Statutory Prospectuses, dated February 27, 2015
Risk/Return [Heading]	rr_RiskReturnHeading	Dreyfus Research Long/Short Equity Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The following information supersedes and replaces any contrary information contained in the second paragraph under “Principal Investment Strategy” in the summary prospectus and “Fund Summary – Principal Investment Strategy” in the statutory prospectus:

The fund invests its assets principally among the following global equity sectors: (1) Technology/Media/Telecommunication Services, (2) Consumer, (3) Industrials, (4) Health Care, and (5) Natural Resources.